Summary of all Stock Option Activity for both Current and Former Directors (Parenthetical) (Detail) (Non Employee Director Stock Option, USD $)	12 Months Ended
Dec. 31, 2010
Non Employee Director Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Extraordinary cash dividends declared Per common share	$ 1.00